Note 26 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
26.
SUPPLEMENTAL CASH FLOW INFORMATION

		Year Ended December 31,
	Note	2019	2018
Adjustments to reconcile net earnings to operating cash flows before movements in working capital:
Unrealized foreign exchange loss and other		$273	$659
Unrealized (gain) loss from marketable securities and silver futures derivatives		(1,765)	4,435
		$(1,492)	$5,094
Net change in non-cash working capital items:
Decrease in trade and other receivables		$1,304	$771
Decrease (increase) in value added taxes receivable		30,028	(17,173)
Decrease in inventories		2,829	2,015
Decrease in prepaid expenses and other		776	549
Decrease in income taxes payable		(6,569)	(941)
Increase (decrease) in trade and other payables		8,959	(6,388)
		$37,327	$(21,167)
Non-cash investing and financing activities:
Transfer of share-based payments reserve upon settlement of RSUs		$988	$—
Transfer of share-based payments reserve upon exercise of options		$5,986	$967
Settlement of liabilities		$—	$(500)

As at
December 31, 2019,
cash and cash equivalents include
$5.2
million (
2018
-
$4.9
million) that are held in trust as bonds for tax audits in Mexico that are expected to be resolved within the next
12
months.